Subsequent Events	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-Q for the quarter ended March 31, 2022. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-K for the period ended December 31, 2021. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.